REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	$ 59,707,000	$ 62,974,000
Smelting and refining charges	(2,186,000)	(4,180,000)
Changes in fair value from provisional pricing	(273,000)	772,000
Total revenue	59,434,000	63,746,000
Silver [Member]
Notes To Financial Statements [Line Items]
Total revenue	28,344	33,181
Gold [Member]
Notes To Financial Statements [Line Items]
Total revenue	24,962	27,485
Lead [Member]
Notes To Financial Statements [Line Items]
Total revenue	3,982	2,690
Zinc [Member]
Notes To Financial Statements [Line Items]
Total revenue	$ 4,605	$ 3,798